Document and Entity Information	Oct. 02, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 02, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Oct. 02, 2017
Document Effective Date	Oct. 02, 2017
Prospectus Date	Feb. 28, 2017
Direxion Daily Small Cap Bull 1.25X Shares | Direxion Daily Small Cap Bull 1.25X Shares
Prospectus:
Trading Symbol	LLSC